Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 6,357	$ 7,446	$ 8,988	$ 13,599	$ 14,435	$ 10,552	$ 11,280	$ 10,517	$ 8,346	$ 7,506	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 6,243	7,371	8,956	13,659	14,610	10,758	11,588	10,879	8,705	7,884	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 7,034	8,207	9,856	14,848	15,705	11,428	12,168	11,292	8,918	7,980	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 6,901	8,059	9,701	14,643	15,513	11,307	12,060	11,215	8,879	7,962	10,000
MSCI China Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index-NR
Account Value	$ 10,563	10,864	11,748	16,359	17,238	12,555	13,250	13,222	9,794	9,066	10,000
MSCI China Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index-NR
Account Value	$ 10,563	10,864	11,748	16,359	17,238	12,555	13,250	13,222	9,794	9,066	10,000
MSCI China Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index-NR
Account Value	$ 10,563	10,864	11,748	16,359	17,238	12,555	13,250	13,222	9,794	9,066	10,000
MSCI China Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index-NR
Account Value	$ 10,563	$ 10,864	$ 11,748	$ 16,359	$ 17,238	$ 12,555	$ 13,250	$ 13,222	$ 9,794	$ 9,066	$ 10,000